Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes

The following table presents the income (loss) before income taxes by jurisdiction:

	For the years ended March 31
	2024	2025	2026
	HKD	HKD	HKD	US$

BVI	$(398,192)	$(1,116,980)	$(2,447,003)	$(312,118)
Hong Kong	7,140,950	8,716,658	6,638,006	846,685
Total	$6,742,758	$7,599,678	$4,191,003	$534,567

Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended March 31
	2024	2025	2026
	HKD	HKD	HKD	US$
Current income tax expense:
BVI	$-	$-	$-	$-
Hong Kong	1,414,234	1,345,848	1,762,925	224,863
Total current income tax expense	1,414,234	1,345,848	1,762,925	224,863

Deferred income expense:
BVI	-	-	-	-
Hong Kong	65,745	5,319	9,782	1,248
Total deferred income tax expense	65,745	5,319	9,782	1,248
Total income tax expense	$1,479,979	$1,351,167	$1,772,707	$226,111

Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes

The reconciliation of taxes at the Hong Kong statutory rate to our provision for income taxes for the years ended March 31, 2024 and 2025 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the years ended March 31
	2024	2025
	HKD	HKD
Income before income tax	$6,742,758	$7,599,678
Hong Kong statutory income tax rate	16.50%	16.50%
Income tax expense computed at Hong Kong statutory income tax rate	1,112,555	1,253,947
Preferential rate	(165,000)	(165,000)
Foreign rate differential	65,702	184,302
Non-taxable items in Hong Kong	(24,415)	(17,590)
Non-deductible items in Hong Kong	201,627	97,008
Prior years’ adjustments	292,510	-
Tax credit	(3,000)	(1,500)
Total income tax expense	$1,479,979	$1,351,167
Effective tax rate	21.9%	17.8%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of significant accounting policies, the reconciliation of taxes at the Hong Kong statutory rate to our provision for income taxes for the year ended March 31, 2026 was as follows:

	For the year ended March 31, 2026
	HKD	US$	Percent
Income tax expense computed at Hong Kong statutory income tax rate	691,515	88,202	16.5%
Domestic tax effects
Hong Kong
Preferential rate	(165,000)	(21,046)	(3.9)
Non-taxable bank interest income	(9,023)	(1,151)	(0.2)
Non-deductible professional fees	711,858	90,799	17.0
Tax credit	(3,000)	(383)	(0.1)
Accrued penalty	141,356	18,030	3.4
Other	1,245	160	0.0
Foreign tax effects
BVI
Statutory income tax rate difference between BVI and Hong Kong	403,756	51,500	9.6
Total income tax expense	$1,772,707	$226,111	42.3%

Schedule of Deferred Tax

Significant components of deferred tax were as follows:

	As of March 31,
	2025	2026
	HKD	HKD	US$
Deferred tax assets:
Provision for credit losses	$346	$-	$-
Depreciation	10,388	952	121
Total deferred tax assets	10,734	952	121

Deferred tax liabilities:
Total deferred tax liabilities	-	-	-
Deferred tax assets, net	$10,734	$952	$121

Schedule of Cash Paid For Income Taxes	Summary of significant accounting policies, cash paid for income taxes, during the year ended March 31, 2024, 2025 and 2026 were as follows:

	For the years ended March 31
	2024	2025	2026
	HKD	HKD	HKD	US$

BVI	$-	$-	$-	$-
Hong Kong	1,409,045	521,802	1,243,629	158,626
Total	$1,409,045	$521,802	$1,243,629	$158,626